(Logo of Lion on Braided Rope)



                           LETTER FROM THE CHAIRMAN
                          THE PACIFIC CAPITAL FUNDS
                                      OF
                              CASH ASSETS TRUST
                              SEMI-ANNUAL REPORT


                                                             November 7, 1995
Dear Investor:

            We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust (the "Trust") for the six-month period ended September 30, 1995.

ECONOMIC REVIEW

            The Federal Reserve succeeded in its relentless determination to temper the pace of business activity in 1994 by raising short-term interest rates seven times between February 1994 and February 1995. As a result, the late 1994 - early 1995 robust growth period was replaced by a slower yet more sustainable growth pattern during the Trust's current report period. Concurrent with this slower-growth economy has been a relatively low rate of inflation at both the wholesale and consumer levels. In our judgement, the restrictive Fed monetary policy pursued during 1994 and the subsequent easing, if successful, will enable the Fed to execute their desired "soft landing" of the economy.

MANAGEMENT DISCUSSION

            The Trust is comprised of three separate portfolios - Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust - each with two classes of shares. While each fund adheres to their own investment objective, they all share a common theme. That is, there is absolutely no substitute for quality in maintaining a high level of safety for the cash reserves entrusted to each fund.

            Indeed, to adhere to this policy, Hawaiian Trust Company, Ltd., the Trust's Investment Adviser, has continuously acted with great prudence in examining the creditworthiness and marketability of all issuers of securities utilized in each funds' investment portfolio. Naturally, concern has also been excercised to provide a sufficient measure of liquidity within each portfolio so as to provide whatever ready cash needs exist for our shareholders.

            As a result of this conservative investment policy, each fund continues to provide its shareholders with competitive yields as compared to alternative money market investments.

            We believe you can take considerable comfort in this investment management approach.

            We wish to thank you for the continued support and confidence you have placed in The Pacific Capital Funds of Cash Assets Trust.

                                            Sincerely,

                                            /s/ Lacy B. Herrmann

                                            Lacy B. Herrmann
                                            President and Chairman
                                              of the Board of Trustees

                    COMMENTS BY THE INVESTMENT ADVISER

PACIFIC CAPITAL CASH ASSETS TRUST
            During the first six months of the current fiscal year, Pacific Capital Cash Assets Trust (the "Cash Fund") continued to provide competitive returns to alternative short-term investment opportunities without wavering from its conservative investment approach. This accomplishment was achieved without sacrificing quality but by paying close attention to market opportunities and varying the composition of money market securities in the portfolio. At the end of the current report period, the Cash Fund maintained a near maximum weighted average maturity, thereby locking in higher yields in anticipation of further possible interest rate cuts by the Federal Reserve.

PACIFIC CAPITAL TAX-FREE CASH ASSETS TRUST
            Like the investment strategy pursued with the Cash Fund, the Investment Adviser also extended the weighted average days to maturity of Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund"). During the first six months of the current fiscal year, the Tax-Free Fund's average maturity increased from 52 days to 72 days by September 30, 1995. This strategy enabled the Tax-Free Fund to maintain a positive yield spread over comparable tax-free money market funds.

            The continuing deterioration in asset quality and profitability of Japanese banks also affected the Adviser's investment strategy. The Adviser made the decision to divest the portfolio of its one remaining security backed by a letter of credit from a Japanese bank, even before the latest wave of downgrades of these banks by the rating agencies. It's worth noting that over the past three years, the Adviser has taken a pro-active position by reducing, when necessary, the Tax-Free Fund's exposure to certain municipal issues supported by letters of credit or other enhancements from Japanese banks. Since safety of shareholder principal is paramount, the Adviser will continue to emphasize the strict adherence of using only tax-exempt money-market securities of high-quality standards and minimal credit risks.

PACIFIC CAPITAL U.S. TREASURIES CASH ASSETS TRUST
             Investors continue to look at Pacific Capital U.S. Treasuries Cash Assets Trust (the "Treasuries Fund") as a source of exceptionally high security for investment of their cash reserves. As most of you are aware, income derived from investments in U.S. Treasury obligations, in addition to carrying the full faith and credit of the U.S. Treasury, has the added benefit of being exempt from State income taxes. Consequently, the Adviser will attempt to maintain, to the maximum extent possible, as high a percentage of the portfolio invested in direct obligations of the U.S. Treasury. Such an investment approach, which shelters income from State income taxes, increases the overall level of net return that an investor can achieve through the Treasuries Fund.



                             PACIFIC CAPITAL
                            CASH ASSETS TRUST
                        STATEMENT OF INVESTMENTS
                     SEPTEMBER 30, 1995 (unaudited)

Face
Amount        Commercial Paper (59.1%)                                          Value
              Automotive (2.7%)
$ 10,000,000  Toyota Motor Credit, 5.670%, 10/2/95                              $ 9,998,425
              Beverages (4.1%)
  15,000,000  Coca-Cola Company, 5.630%, 11/16/95                               14,892,092
              Electrical & Electronic (4.0%)
  14,729,000  Hewlett Packard Co., 5.630%, 11/7/95                              14,643,772
              Finance (24.6%)
  15,000,000  National Rural Utilities Cooperative Finance Corp.,
              5.720%, 10/12/95                                                  14,973,784
  15,000,000  A.I. Credit Corp., 5.650%, 10/17/95                               14,962,333
  15,000,000  General Electric Capital Corp., 5.733%, 12/27/95                  15,000,000
  15,000,000  New South Wales Treasury Corp., 5.620%, 12/21/95                  14,810,325
  15,000,000  Associates Corporation Of North America, 5.758%, 1/26/96          15,000,000
  15,000,000  Abbey National North America Corp., 5.600%, 1/8/96                14,769,000
                                                                                89,515,442
              Insurance (6.9%)
  10,000,000  USAA Capital Corp., 5.660%, 10/5/95                                9,993,711
  15,000,000  Safeco Credit Company, 5.620%, 10/13/95                           14,971,900
                                                                                24,965,611
              Office Equipment & Services (4.1%)
  15,000,000  Pitney Bowes Credit Corp., 5.640%, 11/2/95                        14,924,800
              Diversified (4.1%)
  15,000,000  Cargill, Inc., 5.670%, 10/3/95                                    14,995,275
              Retail (4.1%)
  15,000,000  Toys R Us, 5.700%, 10/4/95                                        14,992,875
              Utilities (4.5%)
  16,500,000  Southwestern Bell Telephone, 5.630%, 11/28/95                     16,350,336

                Total Commercial Paper (cost $215,278,628)                      215,278,628

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS

Face
Amount        Notes (16.3%)                                                     Value
              U.S. Government Agencies (12.2%)
$   100,000   Student Loan Mortgage Association, Variable
              Rate Note, 5.689%,
              11/01/96 (Resets Weekly-Next Reset 10/3/95)                       $    100,000
  15,000,000  Federal Home Loan Bank, 5.430%, 2/2/96                            14,719,450
  15,000,000  Federal Home Loan Mortgage Corp., 5.530%, 10/6/95                 14,988,478
  15,000,000  Federal National Mortgage Association, 5.420%, 2/20/96            14,679,317
                                                                                44,487,245
              Insurance (4.1%)
  15,000,000  Providian Life And Health Insurance Company
              Variable Rate Note, 6.260%, 12/29/95(1)                           15,000,000
              Total Notes (cost $59,487,245)                                    59,487,245
              Repurchase Agreements (24.9%)
  45,835,000  Goldman Sachs Group, L.P., 5.900%, due 10/2/95                    45,835,000
              (Proceeds of $45,857,536 to be received at maturity)
              Collateral: $37,405,000 U.S. Treasury Bonds,
              8.875%, due 8/15/17
              Collateral Market Value $47,129,792
  45,000,000  Barclays de Zoete Wedd Securities, Inc., 5.800%, due 10/2/95      45,000,000
              Collateral: $24,515,000 U.S. Treasury Bonds, 7.500%,
              due   2/29/96 and
              $20,000,000 U.S. Treasury Bonds, 6.875%,
              due 8/15/25
              Collateral Market Value $45,900,773
              Total Repurchase Agreements (cost $90,835,000)                    90,835,000

              Total Investments - 100.3% (cost $365,600,873*)                   365,600,873

              Liabilities in excess of other assets - (0.3%)                    (1,404,197)
              Net Assets - 100%                                                 $364,196,676

              (*) Cost for Federal tax purposes is identical.
              (1) Illiquid security.  The security is considered
                  illiquid because it may not be sold and may be redeemed only upon at least ninety days notice to the issuer.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 1995 (unaudited)

                                                                                Rating
Face                                                                            Moody's/
Amount        Municipal Securities  (99.6%)                                     S&P              Value
              Arizona (4.7%)
$ 1,000,000   Maricopa County Arizona United High School, 3.750%, 7/1/96        Aa/AA          $ 1,000,000
  5,100,000   Maricopa County Arizona-PCR-Ref Arizona Public Service, 4.390%,
              5/1/29, Putable 10/2/95                                           P-1/A1+          5,100,000
              Total Arizona                                                                     6,100,000
              Colorado (0.9%)
  1,155,000   Regional Transportation District, Colorado, 4.500%,
              6/1/99, Putable 10/9/95                                           NR/A1+           1,155,000
              Florida (3.7%)
  2,755,000   Jacksonville Florida Electric Authority Revenue,
              5.000%, 10/1/96                                                   Aa1/AA           2,784,345
  2,000,000   Jacksonville Electric Authority Series D1, 3.600%, 12/8/95        P-1/A1+          2,000,000
              Total Florida                                                                     4,784,345
              Hawaii (38.0%)
  1,000,000   Hawaii State General Obligation, 7.800%, 11/1/95                  Aa/AA            1,002,909
  2,000,000   Hawaii State General Obligation Ref-Ser BG, 6.000%,
              11/1/95                                                           Aa/AA            2,003,869
  1,000,000   Hawaii State General Obligation Series BH, 5.500%,
              3/1/96                                                            Aa/AA            1,005,420
  3,000,000   Hawaii State General Obligation Series BW, 6.000%,
              3/1/96                                                            Aa/AA            3,027,930
  2,000,000   Hawaii State General Obligation Series CA, 4.750%,
              1/1/96                                                            Aa/AA            2,003,132
  1,000,000   Hawaii State General Obligation Series CD, 3.850%,
              2/1/96                                                            Aa/AA            1,000,434
  2,000,000   Hawaii State General Obligation Series C, 3.600%,
              7/1/96             Aa/AA1,991,032
  2,000,000   Hawaii State Department Budget & Finance, 7.700%,
              7/1/08, Pre-refunded 7/1/96 @ 102                                 Aaa/AAA          2,095,954
  2,000,000   Honolulu Hawaii City & County Ref Series A, 7.100%,
              7/1/96             Aa/AA2,047,330
  3,000,000   Honolulu Hawaii City & County Refund & Impt-Ser B,
              3.600%, 10/1/95                                                   Aa/AA            3,000,000
    520,000   Maui County Hawaii Series A, 3.600%, 6/1/96                       Aaa/AAA            520,000
    200,000   Hawaii Housing Finance & Development Corporation,
              4.400%, 7/1/24, Putable 10/9/95                                   MIG1/NR            200,000


                                PACIFIC CAPITAL
                          TAX-FREE CASH ASSETS TRUST
                           STATEMENT OF INVESTMENTS


                                                                                Rating
Face                                                                            Moody's/
Amount        Hawaii (continued)                                                S&P              Value

$ 7,400,000   State Of Hawaii Housing Finance & Development Corp.
              Revenue, Series A, 4.450%, 7/1/27, Putable 10/9/95                MIG1/NR          $ 7,400,000
  7,540,000   Hawaii State Department Budget & Finance,
              3.750%, 3/1/14, Putable 3/1/96                                    NR/A1+             7,540,000
  5,000,000   State Of Hawaii Department Of Budget & Finance, 4.250%,
              12/1/15, Putable 10/1/95                                          MIG1/NR            5,000,000
  1,000,000   Honolulu City & County General Obligation, 3.700%,
              10/3/95                                                           P-1/A1+            1,000,000
  1,550,000   Honolulu City & County General Obligation, 3.550%, 11/1/95        P-1/A1+            1,550,000
  2,000,000   Honolulu City & County General Obligation, 3.600%, 12/1/95        P-1/A1+            2,000,000
  2,000,000   Honolulu City & County General Obligation, 3.850%, 12/6/95        P-1/A1+            2,000,000
  3,300,000   Hawaii State Airports System Revenue Ref, 4.750%, 7/1/96          Aaa/AAA            3,318,895
              Total Hawaii                                                                       49,706,905
              Idaho (4.9%)
  6,465,000   Idaho Health Facilities Authority Revenue, 4.800%,
              5/1/22, Putable 10/2/95                                           MIG1/NR            6,465,000
              Illinois (2.3%)
  3,000,000   Chicago Illinois Adjustable-Tender Notes-Series A, 4.600%,
              10/31/96, Putable 10/2/95                                         MIG1/A1+           3,000,000
              Indiana (7.0%)
  4,335,000   City Of Indianapolis, Indiana-Jewish Federation, 4.500%,
              4/1/05, Putable 10/4/95                                           MIG1/NR            4,335,000
  1,755,000   Purdue University, Series E, 4.350%, 7/1/11, Putable
              10/4/95                                                           MIG1/A1+           1,755,000
  3,100,000   Gary Industrial Environmental Improvement, U.S. Steel
              Corp. Project, 4.040%, 7/15/02, Putable 10/15/95                  P-1/A1+            3,100,000
              Total Indiana                                                                       9,190,000
              Iowa (0.5%)
    700,000   Indianola Industrial Development Revenue, Hy-Vee Food
              Stores, 3.740%, 12/01/04, Putable 10/1/95                         NR/A1+               700,000


                                PACIFIC CAPITAL
                          TAX-FREE CASH ASSETS TRUST
                           STATEMENT OF INVESTMENTS


                                                                                Rating
Face                                                                            Moody's/
Amount        Kentucky (3.3%)                                                   S&P              Value

$ 1,815,000  Daviess County, Kentucky Solid Waste Disposal Facilities
             Revenue Scott Paper Company Project A, 4.600%,
             12/1/23, Putable 10/2/95                                           MIG1/A1+         $ 1,815,000
  2,450,000  Warsaw, Kentucky Industrial Building Rev, 4.500%,
             8/1/09, Putable 10/9/95                                            NR/A1+             2,450,000
             Total Kentucky                                                                        4,265,000
             Michigan (1.9%)
  2,460,000  Farmington Hills, Michigan Hospital Finance Authority,
             4.850%, 2/15/16, Putable 10/2/95                                   MIG1/A1            2,460,000
             Minnesota (1.9%)
  2,520,000  Minnesota State Housing Finance Agency, 5.250%,
             7/1/20, Putable 1/16/96                                            MIG1/A1+           2,520,000
             New Hampshire (2.1%)
  2,700,000  New Hampshire State Individual Development Authority
             Revenue Pollution Control Connecticut, 4.500%, 8/1/18,
             Putable 10/9/95                                                    NR/A1+             2,700,000
             New Mexico (1.5%)
  2,000,000  New Mexico State Highway Commission, 3.800%, 6/15/96               Aa1/AAA            2,000,916
             New York (6.3%)
  2,500,000  New York, Series B, 4.650%, 10/1/21, Daily Reset, Putable
             10/2/95                                                            MIG1/A1+           2,500,000
  2,700,000  City Of New York, New York, Series B, 4.650%, 10/1/22,
             Daily Reset, Putable 10/2/95                                       MIG1/A1+           2,700,000
  3,000,000  New York City Government Obligation Bonds, 4.650%,
             8/15/21, Daily Reset, Putable 10/2/95                              MIG1/A1+           3,000,000
             Total New York                                                                        8,200,000
             Ohio (5.0%)
  1,895,000  Ohio State Building Authority State Facility, 4.400%,
             10/1/95                                                            Aaa/AAA            1,895,000
  2,565,000  Ohio State University Series B, 4.400%, 12/1/01,
             Putable   10/5/95                                                  MIG1/A1+           2,565,000
  2,030,000  Ohio State University, 4.400%, 12/1/06, Putable 10/5/95            MIG1/A1+           2,030,000
             Total Ohio                                                                            6,490,000


                                PACIFIC CAPITAL
                          TAX-FREE CASH ASSETS TRUST
                           STATEMENT OF INVESTMENTS


                                                                                Rating
Face                                                                            Moody's/
Amount        Tennessee (0.6%)                                                  S&P              Value
$   820,000   Memphis Tennessee General Obligation, 3.650%, 8/1/96              Aa/AA          $   818,645
              Texas (8.4%)
  2,500,000   Lower Neches Valley Authority Chevron USA Inc. Project,
              3.750%, 2/15/17, Putable 2/15/96                                  NR/A1+           2,500,000
  1,000,000   Houston Texas Ref-Series A, 4.700%, 3/1/96                        Aa/AA              999,794
  3,000,000   Texas State Tax & Revenue Anticipation Notes,
              4.750%,   8/30/96                                                 MIG1/SP1+        3,018,443
  4,500,000   Port Arthur, Texas Naval District, Star Enterprises Project,
              4.500%, 4/1/14, Putable 10/9/95                                   NR/A1+           4,500,000
              Total Texas                                                                       11,018,237
              Utah (0.1%)
    100,000   Utah Housing Agency Single Familty Mortgage, 4.450%,
              1/1/27, Putable 10/9/95                                           MIG1/NR            100,000
              Vermont (2.1%)
  2,800,000   Vermont Student Assistance Corporation, 3.900%, 1/1/04,
              Putable 10/1/95                                                   MIG1/NR          2,800,000
              Wisconsin (4.4%)
  1,595,000   Wisconsin State Health Facilities Authority, 4.400%,
              1/1/16, Putable 10/4/95                                           MIG1/A1+         1,595,000
  4,155,000   Wisconsin State Health Facility Authority, 4.400%,
              1/1/16,   Putable 10/4/95                                         MIG1/A1+         4,155,000
              Total Wisconsin                                                                    5,750,000
              Total Investments - 99.6% (cost $130,224,048*)                                   130,224,048
              Other assets in excess of liabilities - 0.4%                                         574,467
              Net Assets - 100%                                                              $ 130,798,515

              (*) Cost for Federal tax purposes is identical.


                   See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                       U.S. TREASURIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 1995 (unaudited)



Face
Amount        U.S. Treasury Bills (81.0%)                                       Value

$ 6,000,000   5.445%, due 10/19/95                                              $ 5,983,665
  6,000,000   5.330%, due 11/16/95                                                5,959,137
  6,000,000   5.430%, due 12/14/95                                                5,933,030
  3,000,000   5.650%, due 10/5/95                                                 2,998,117
  4,000,000   5.690%, due 10/12/95                                                3,993,046
  6,000,000   5.405%, due 11/2/95                                                 5,971,173
  6,000,000   5.680%, due 11/9/95                                                 5,963,080
  6,000,000   5.285%, due 12/7/95                                                 5,940,984
  6,000,000   5.195%, due 1/11/96                                                 5,911,685
  6,000,000   5.330%, due 1/25/96                                                 5,896,953
  6,000,000   5.225%, due 2/22/96                                                 5,874,600
              Total U.S. Treasury Bills (cost $60,425,470)                       60,425,470

              Repurchase Agreements (19.4%)
  9,438,000   Goldman Sachs Group, L.P., 5.900%, due 10/2/95                      9,438,000
              (Proceeds of $9,442,640 to be received at maturity)
              Collateral: $7,480,000 U.S. Treasury Bond, 9.250%, due 2/15/16
              Collateral Market Value $9,696,865
  5,000,000   Barclays de Zoete Wedd Securities, Inc., 5.800%, 10/2/95            5,000,000
              (Proceeds of $5,002,417 to be received at maturity)
              Collateral: $3,765,000 U.S. Treasury Bond, 10.375%, due 11/15/12
              Collateral Market Value $5,107,100
              Total Repurchase Agreements (cost $14,438,000)                     14,438,000

              Total Investments - 100.4% (cost $74,863,470*)                     74,863,470
              Liabilities in excess of other assets - (0.4%)                       (316,289)
              Net Assets - 100%                                                 $74,547,181




                  (*) Cost for Federal tax purposes is identical.

                  See accompanying notes to financial statements.

                                        9



                             THE PACIFIC CAPITAL FUNDS
                               OF CASH ASSETS TRUST
                        STATEMENTS OF ASSETS AND LIABILITIES
                          SEPTEMBER 30, 1995 (unaudited)

                                                            Cash                Tax-Free         Treasuries
                                                            Fund                Fund             Fund
ASSETS
  Investments, at value                                     $ 365,600,873       $ 130,224,048    $ 74,863,470
  (cost: $365,600,873, $130,224,048,
   and $74,863,470, respectively)
Cash                                                                  406               2,246             494
Interest receivable                                               237,145             944,292           2,353
Due from Adviser and Administrator                                  8,694               2,735           1,413
Prepaid expenses and other assets                                  95,281              25,500          11,171
  Total Assets                                                365,942,399         131,198,821      74,878,901

LIABILITIES:
Dividends payable                                               1,580,825             333,709         293,124
Adviser and Administrator fees payable                            146,257              38,822          17,672
Distribution fees payable                                           3,581               1,998             813
Accrued expenses                                                   15,060              25,777          20,111
  Total Liabilities                                             1,745,723             400,306         331,720
    NET ASSETS                                              $ 364,196,676       $ 130,798,515    $ 74,547,181


NET ASSETS CONSIST Of:
Capital Stock - Authorized an unlimited number
  of shares, par value $.01 per share                       $   3,650,301       $   1,307,985    $    745,472
Additional paid-in capital                                    361,379,816         129,490,530      73,801,709
Accumulated net realized loss on investments                     (833,441)                  _               -
                                                              364,196,676       $ 130,798,515    $ 74,547,181



SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
  Net Assets                                                 $340,252,343       $ 119,152,368    $ 69,753,138
  Shares outstanding                                          341,030,989         119,152,368      69,753,138
  Net asset value per share                                      $1.00               $1.00           $1.00

Service Shares Class:
  Net Assets                                                 $ 23,944,333        $ 11,646,147     $ 4,794,043
  Shares outstanding                                           23,999,128          11,646,147       4,794,043
  Net asset value per share                                      $1.00               $1.00            $1.00


                  See accompanying notes to financial statements.


                             THE PACIFIC CAPITAL FUNDS
                                OF CASH ASSETS TRUST
                             STATEMENTS OF OPERATIONS
                FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (unaudited)


                                                            Cash                Tax-Free         Treasuries
Investment Income:                                          Fund                Fund             Fund


  Interest income                                          $ 12,840,853         $ 2,603,954      $ 1,940,108

Expenses:
  Investment Adviser fees (note C)                              758,801            184,124           92,274
  Administrator fees (note C)                                   311,447             73,413           41,232
  Legal fees                                                     49,000             16,500           16,000
  Trustees fees and expenses                                     47,000             20,000           15,600
  Registration fees and dues                                     28,500              8,000            8,000
  Audit and accounting fees                                      17,000             14,500           14,000
  Shareholders reports and proxy statements                      17,500              5,000            4,000
  Transfer and shareholder servicing agent fees                  12,000              9,000            8,000
  Custodian fees (note F)                                         7,500              9,000            6,400
  Insurance                                                       8,300              1,500            1,200
  Distribution fees (note C)                                     14,130              8,052            2,643
  Miscellaneous                                                  21,080              4,602           11,328
    Total expenses                                            1,292,258            353,691          220,677
  Investment Advisory fees waived (note C)                            _                  _          (28,049)
  Administration fees waived (note C)                                 _                  _           (9,350)
    Net expenses                                              1,292,258            353,691          183,278
  Net investment income                                      11,548,595          2,250,263        1,756,830
Net realized gain from securities transactions                   52,811                  _                -
Net increase in net assets resulting from operations        $11,601,406         $ 2,250,263      $ 1,756,830



                  See accompanying notes to financial statements.


                             THE PACIFIC CAPITAL FUNDS
                               OF CASH ASSETS TRUST
                         STATEMENTS OF CHANGES IN NET ASSETS
                                  (unaudited)

                                            Cash Fund               Tax-Free Fund               Treasuries Fund
                                     Six Months      Year         Six Months      Year          Six Months    Year
                                        Ended        Ended           Ended       Ended            Ended      Ended
                                      Sept. 30,     March 31,      Sept. 30,     March 31,       Sept. 30,   March 31,
                                        1995          1995           1995          1995            1995       1995

Increase (Decrease) in Net Assets

Operations:
Net investment income               $ 11,548,595    $ 18,849,202   $ 2,250,263   $ 3,895,789     1,756,830   $ 3,076,562
Net realized gain from
 securities transactions                  52,811        (886,200)         -             -             -          -
Net increase in net
  assets resulting from
  operations                          11,601,406      17,963,002     2,250,263     3,895,789     1,756,830     3,076,562
Dividends to shareholders
 from net investment income:
  Original Shares                    (11,261,307)    (18,837,970)   (2,146,986)   (3,893,392)   (1,704,328)   (3,075,242)
  Service Shares*                       (287,288)        (11,232)     (103,277)       (2,397)      (52,502)       (1,320)
  Total dividends to
  shareholders from net
  investment income                  (11,548,595)    (18,849,202)   (2,250,263)   (3,895,789)   (1,756,830)   (3,076,562)
Capital Share Transactions
  (at $1.00 per share):
  Proceeds from shares sold:
  Original Shares                    601,848,070   1,449,062,869   167,556,764   522,439,235   159,088,456   330,815,501
  Service Shares*                     76,346,278       5,517,939    14,875,348     1,729,095     6,832,441       551,733
                                     678,194,348   1,454,580,808   182,432,112   524,168,330   165,920,897   331,367,234
Net asset value of
shares issued in
reinvestment of dividends:
  Original Shares                        114,076          99,733        72,804       140,087        39,018        27,199
  Service Shares*                        227,725           2,049        64,793           177        38,380             9
                                         341,801         101,782       137,597       140,264        77,398        27,208
Cost of shares redeemed:
  Original Shares                   (748,471,869) (1,368,709,646) (186,811,880) (498,137,324) (153,408,209) (358,550,736)
  Service Shares*                    (56,076,286)     (2,018,578)   (4,672,064)     (351,202)   (2,582,505)      (46,015)
                                    (804,548,155) (1,370,728,224) (191,483,944) (498,488,526) (155,990,714) (358,596,751)
  Net increase (decrease)
   in net assets from
   capital share
   transactions                     (126,012,006)     83,954,366    (8,914,235)   25,820,068    10,007,581   (27,202,309)
Total increase (decrease)
  in net assets                     (125,959,195)     83,068,166    (8,914,235)   25,820,068    10,007,581   (27,202,309)
NET ASSETS:
  Beginning of period                490,155,871     407,087,705   139,712,750   113,892,682    64,539,600    91,741,909
  End of period                    $ 364,196,676   $ 490,155,871 $ 130,798,515  $139,712,750  $ 74,547,181  $ 64,539,600



*New class of shares established on January 20, 1995 and commenced operations on February 1, 1995.



                  See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                               OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                    (unaudited)

Note A - Organization:
    Cash Assets Trust (the Trust) was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end investment company.
    The Trust consists of the following three investment portfolios (referred to individually as a Fund and collectively as the Funds): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Treasuries Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two clases rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trusts Distribution Plan.
Note B - Significant Accounting Policies:
    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

(1) Portfolio valuation: Each Funds portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.
(2) Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.
(3) Determination of net asset value and calculation of expenses: The net asset value per share for each class of the Funds shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

                             THE PACIFIC CAPITAL FUNDS
                               OF CASH ASSETS TRUST
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

(4) Federal income taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.
(5) Repurchase agreements: It is each Funds policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the collateral is at least equal to the value of the loan (repurchase agreements being defined as loans in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

Note C - Management Fee and Other Transactions with Affiliates:
    Hawaiian Trust Company, Limited (the Adviser) serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the Administrator, formerly Sub-Adviser and Administrator) to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:
    Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the rate of 0.33% and 0.17%, respectively and on net assets above that amount at the rate of 0.43% and 0.07%, respectively. For the six months ended September 30, 1995, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $758,801 and $311,447, respectively.
    Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the rate of 0.27% and 0.13%, respectively and on net assets above that amount at the rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1995, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $184,124 and $73,413, respectively.
    Pacific Capital U.S. Treasuries Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the rate of 0.27% and 0.13%, respectively and on net assets above that amount at the rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1995, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $92,274 and $41,332, respectively, of which the Adviser and the Administrator voluntarily waived $28,049 and $9,350, respectively.

                             THE PACIFIC CAPITAL FUNDS
                               OF CASH ASSETS TRUST
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Funds total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1995.
    Under a Distribution Agreement, Aquila Distributors, Inc. (the Distributor) serves as the exclusive distributor of the Funds shares. No compensation or fees are paid to Aquila Distributors, Inc. for such share distribution.
    Each Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12bb1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares class of the Fund. Such payments are made to Designated Payees-broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Funds Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.
Note D - Distributions:
    The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share or in cash, at the shareholders option.
Note E - Guarantees of Certain Commercial Paper:
    Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees. Note F - Custodian Fees:
    The Funds have an agreement with their custodian to receive credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended September 30, 1995, credits of $4,200, $900 and $500 were used to offset custodian fees of the Cash Fund, the Tax-Free Fund and the Treasuries Fund, respectively.


                               PACIFIC CAPITAL FUNDS
                                 CASH ASSETS TRUST
                                FINANCIAL HIGHLIGHTS
                                   (unaudited)


For a share outstanding throughout each period


                                 SERVICE SHARES(1)                           ORIGINAL SHARES(2)
                          Six Months    Period      Six Months                    Year ended March 31,
                            Ended       Ended         Ended
                           Sept. 30,    March 31,    Sept. 30,
                             1995        1995**        1995          1995       1994            1993       1992       1991


Net Asset Value,
Beginning of Period         $1.00        $1.00        $1.00          $1.00      $1.00           $1.00      $1.00      $1.00
Income from Investment
Operations:
  Net investment
  income                     0.03          0.01        0.03           0.04        0.03           0.03       0.05       0.07
Less Distributions:
  Dividends from net
  investment income         (0.03)      (0.01)        (0.03)         (0.04)      (0.03)         (0.03)     (0.05)     (0.07)
Net Asset Value,
End of Period               $1.00       $1.00         $1.00          $1.00       $1.00          $1.00      $1.00      $1.00

Total Return                 2.59%#      0.85%#       2.72%#          4.40%       2.74%          3.15%      5.20%      7.73%
Ratios/Supplemental Data
  Net Assets,
  End of Period
  (in millions)             $23.9         $3.5        $340.3          $486.7      $407.1         $268.0     $275.7     $367.3
  Ratio of Expenses
  to Average
    Net Assets               0.84%*       0.83%*       0.59%*         0.59%        0.59%         0.61%       0.60%       0.58%
  Ratio of Net Investment
    Income to Average
    Net Assets               5.01%*       5.26%*       5.37%*         4.40%       2.71%          3.13%       5.19%       7.51%



(1) New class of shares established on January 20, 1995.
(2) Designated as the Original Shares class of shares on January 20, 1995. ** For the period from February 1, 1995 (commencement of operations)
    to March 31, 1995.
 #  Not annualized.
 *  Annualized.

                    See accompanying notes to financial statements.


                                  PACIFIC CAPITAL
                            TAX-FREE CASH ASSETS TRUST
                               FINANCIAL HIGHLIGHTS
                                   (unaudited)


For a share outstanding throughout each period


                                 SERVICE SHARES(1)                           ORIGINAL SHARES(2)
                          Six Months    Period      Six Months                    Year ended March 31,
                            Ended       Ended         Ended
                           Sept. 30,    March 31,    Sept. 30,
                             1995        1995**        1995          1995       1994            1993       1992       1991


Net Asset Value,
Beginning of Period        $1.00         $1.00        $1.00          $1.00      $1.00           $1.00      $1.00      $1.00
Income from Investment
Operations:
  Net investment income     0.02          0.01        0.02           0.03        0.02           0.02        0.04       0.05
Less Distributions:
  Dividends from net
  investment income        (0.02)        (0.01)       (0.02)        (0.03)      (0.02)         (0.02)      (0.04)     (0.05)
Net Asset Value,
End of Period              $1.00         $1.00        $1.00         $1.00       $1.00          $1.00       $1.00      $1.00



Total Return                1.64%#        0.52%#       1.76%#        2.74%       2.02%          2.52%       3.91%      5.55%
Ratios/Supplemental Data
  Net Assets,
End of Period
(in millions)               $11.6          $1.4        $119.2        $138.3      $113.9         $69.3       $100.0     $85.8
  Ratio of Expenses
  to Average
    Net Assets               0.78%*        0.77%*       0.53%*         0.55%      0.56%          0.54%       0.42%      0.32%
  Ratio of Net
  Investment
    Income to Average
Net Assets                   3.16%*        3.22%*       3.48%*         2.74%       1.99%         2.52%       3.89%      5.44%



For the years 1994, 1993, 1992 and 1991, investment income per share and the ratios of income and expenses to average net assets without the Advisers and Administrators voluntary waiver of fees would have been:


  Net Investment Income                                                         $0.02         $0.02        $0.04    $0.05
  Ratio of Expenses to Average
    Net Assets                                                                  0.58%         0.59%        0.56%     0.55%
  Ratio of Net Investment
    Income to Average Net
    Assets                                                                      1.97%         2.47%        3.75%     5.21%

(1) New class of shares established on January 20, 1995.
(2) Designated as the Original Shares class of shares on January 20, 1995. ** For the period from February 1, 1995 (commencement of operations) to
    March 31, 1995.
 #  Not annualized.
 *  Annualized.

                 See accompanying notes to financial statements.


                                 PACIFIC CAPITAL
                       U.S. TREASURIES CASH ASSETS TRUST
                               FINANCIAL HIGHLIGHTS
                                   (unaudited)

For a share outstanding throughout each period


                                 SERVICE SHARES(1)                           ORIGINAL SHARES(2)
                          Six Months    Period      Six Months                    Year ended March 31,
                            Ended       Ended         Ended
                           Sept. 30,    March 31,    Sept. 30,
                             1995        1995**        1995          1995       1994            1993       1992       1991


Net Asset Value,
Beginning of Period        $1.00        $1.00        $1.00          $1.00       $1.00           $1.00       $1.00      $1.00
Income from Investment
Operations:
  Net investment income     0.02         0.01         0.03           0.04        0.03           0.03        0.05       0.07
Less Distributions:
  Dividends from net
    investment income      (0.02)       (0.01)       (0.03)         (0.04)      (0.03)         (0.03)      (0.05)     (0.07)
Net Asset Value,
End of Period              $1.00        $1.00        $1.00          $1.00       $1.00          $1.00       $1.00      $1.00
Total Return                2.54%#       0.94%#       2.66%#         4.20%       2.59%          2.90%       5.20%      7.56%
Ratios/Supplemental Data
  Net Assets,
End of Period
(in millions)              $4.8         $0.5          $69.8          $64.0      $91.7          $26.1       $40.3      $40.6
  Ratio of Expenses
  to Average
    Net Assets             0.78%*       0.85%*        0.54%*         0.54%       0.52%          0.61%       0.34%      0.23%
  Ratio of Net
  Investment
    Income to Average Net
    Assets                 4.89%*       5.09%*        5.22%*         4.04%       2.58%          2.96%       5.28%      7.10%



Net investment income per share and the ratios of income and expenses to average net assets without the Advisers and Administrators voluntary waiver of fees would have been:

  Net Investment Income   $0.02         $0.01        $0.03         $0.04          -           $0.03        $0.05        $0.07
  Ratio of Expenses
  to Average
     Net Assets            0.90%*        0.98%*      0.65%*         0.59%         _            0.66%        0.60%        0.63%
  Ratio of Net Investment
    Income to Average Net
    Assets                 4.78%*        4.96%*      5.11%*         3.99%         _            2.90%        5.01%        7.05%


 (1) New class of shares established on January 20, 1995.
 (2) Designated as the Original Shares class of shares on January 20, 1995. ** For the period from February 1, 1995 (commencement of operations) to
    March 31, 1995.
  # Not annualized.
  * Annualized.

                 See accompanying notes to financial statements.

(Left Column)

        Investment Adviser
  HAWAIIAN TRUST COMPANY, LIMITED
  Financial Plaza of the Pacific
          P.O. Box 3170
       Honolulu, Hawaii 96802

            Administrator
   AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
     New York, New York 10017

         Board of Trustees
     Lacy B. Herrmann, Chairman
         Vernon R. Alden
         Arthur K. Carlson
          William M. Cole
        Thomas W. Courtney
       Richard W. Gushman, II
        Stanley W. Hong
        Theodore T. Mason
         Russell K. Okata
        Douglas Philpotts
        Oswald K. Stender
       Thelma Chun-Hoon Zen

            Officers
    Lacy B. Herrmann, President
  William C. Wallace, Vice President
   Diana P. Herrmann, Vice President
 Charles E. Childs, III, Vice President
    John M. Herndon, Vice President
 Sherri Foster, Assistant Vice President
 Rose F. Marotta, Chief Financial Officer
      Richard F. West, Treasurer
    Edward M.W. Hines, Secretary
 Kenneth L. MacRitchie, Assistant Secretary

          Distributor
     AQUILA DISTRIBUTORS, INC.
 380 Madison Avenue, Suite 2300
    New York, New York 10017

Transfer and Shareholder Servicing Agent
   ADMINISTRATIVE DATA MANAGEMENT CORP.
     10 Woodbridge Center Drive
  Woodbridge, New Jersey 07095-1198

           Custodian
    NATIONAL WESTMINSTER BANK NJ
       Two Montgomery Street
   Jersey City, New Jersey 07302

       Independent Auditors
      KPMG PEAT MARWICK LLP
        345 Park Avenue
    New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.


(Right Column)


     Semi-Annual
       Report


  September 30, 1994

 THE PACIFIC CAPITAL FUNDS
          OF
    CASH ASSETS TRUST


Pacific Capital Cash Assets Trust

    Pacific Capital Tax-Free
       Cash Assets Trust

 Pacific Capital U.S. Treasuries
       Cash Assets Trust



  (Logo of Lion on Braided Rope)


  A cash management investment